Income taxes (Summary of reconciliation of effective tax rate) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of effective tax rate
Income (loss) before income taxes	$ (32,091,043)	$ (39,171,899)
Income tax rates	26.50%	26.50%
Income tax expense (recovery) at the combined basic Federal and Provincial tax rates	$ (8,504,126)	$ (10,380,553)
Permanent differences	2,165,385	5,079,805
Tax rate changes	(826)	8,334
Prior year adjustment	115,118	60,533
Change in unrecognized deductible temporary differences	6,176,915	4,511,349
Other	123,518	(19,428)
Income tax expense (recovery)	$ 75,984	$ (739,960)
Applicable statutory tax rates	26.50%	26.50%